BORROWINGS (Details Narrative) ¥ in Thousands, $ in Thousands			6 Months Ended
	Mar. 07, 2026 CNY (¥)	Mar. 08, 2021 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Line of Credit Facility [Line Items]
Interest expenses for short-term borrowings			¥ 510	¥ 602
Annual weighted average interest rate for short-term borrowings				3.64%	2.84%	2.84%
Remains the credit limit	¥ 310,000
Land use rights, net					$ 8,253	¥ 55,995	¥ 56,631
Interest expense, borrowings			¥ 1,081	¥ 912
Asset Pledged as Collateral [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Net book value of building properties						227,140
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate			2.75%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate			2.90%
Line of Credit [Member]
Line of Credit Facility [Line Items]
Proceeds from long-term lines of credit		¥ 310,000	¥ 193,489
Total loan amount repaid			¥ 129,343
Outstanding balance of long-term borrowings						64,146
Line of Credit [Member] | Unused lines of Credit [Member]
Line of Credit Facility [Line Items]
Unutilized lines of credit						¥ 116,511